GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

June 11, 2015

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:

Frontier Funds, Inc. Preliminary Proxy Material
Registration Nos. 333-07305; 811-07685

Ladies and Gentlemen:

        In accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, filed herewith via EDGAR on behalf of Frontier Funds, Inc. (the “Company”), please find a Preliminary Proxy Statement and Form of Proxy relating to a special meeting of shareholders of the Frontier Timpani Small Cap Growth Fund, a series of the Company.

        If you have any questions concerning this filing, please contact me directly at 414-287-9561.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Thomas A. Bausch

Thomas A. Bausch

cc:	Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, AND WASHINGTON DC

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